Commitments and Contingencies (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
December 31, 2014	$ 50,091
December 31, 2015	3,754
December 31, 2016	1,926
Total	$ 55,771